Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Deferred Tax Assets Liabilities [Line Items]
Current deferred tax asset	$ 7	$ 4	$ 7
Current deferred tax liability	(2)	(2)
Noncurrent deferred tax liability	(238)	(249)	(90)
Net deferred tax liability		$ (247)	$ (83)